Revenue (Tables)	6 Months Ended
Jun. 30, 2025
Revenue Information [Abstract]
Schedule of Revenue

Revenue consists of the following:

	For the Six Months Ended June 30,
	2024	2025
	RMB	RMB
Base commission from transactions	132,065	195,379
Innovation initiatives and other value-added services	7,904	8,015
	139,969	203,394